Earnings Per Share	3 Months Ended	12 Months Ended
	Mar. 31, 2014	Dec. 31, 2013
Earnings Per Share [Abstract]
Earnings Per Share [Text Block]
6.	Earnings Per Share

Basic earnings per share (“EPS”) is computed by dividing net income (loss) available to common stockholders by the weighted average number of common shares outstanding during the period. Diluted EPS gives effect to all potentially dilutive common shares outstanding during the period, including stock options and warrants, using the treasury stock method, and convertible debt, using the if-converted method. Diluted EPS excludes all potentially dilutive shares of common stock if their effect is anti-dilutive.

Shares used in calculating basic and diluted income (loss) per share are as follows:

	Three Months ended March 31
	2014	2013
Basic	10,830,312	7,339,979
Effect of exercise of stock options	-	475
Effect of exercise of warrants	-	582,075
Diluted	10,830,312	7,922,529

The computation of basic and diluted EPS excludes the common stock equivalents of the following potentially dilutive securities because their inclusion would be anti-dilutive:

	Three Months ended March 31,
	2014	2013
Stock options and warrants	1,201,925	814,675

7. Earnings Per Share

Basic earnings per share includes no dilution and is computed by dividing net income available to common stockholders by the weighted average number of common shares outstanding for the period. Diluted earnings per share reflect, in periods in which they have a dilutive effect, the effect of restricted stock-based awards and common shares issuable upon exercise of stock options and Warrants using the treasury stock method. The difference between basic and diluted weighted-average common shares results from the assumption that all dilutive stock options and Warrants outstanding were exercised and have been converted into common stock.

For the Current Year, 265,875 shares issuable upon exercise of options and 886,050 shares issuable upon exercise of Warrants were excluded from the calculation of earnings per share because they were anti-dilutive. For the Prior Year, 345,000 shares issuable upon exercise of options and 548,550 shares issuable upon exercise of Warrants were excluded from the calculation of earnings per share because they were anti-dilutive.

A reconciliation of shares used in calculating basic and diluted earnings per share follows:

	Year Ended December 31, 2013	Year Ended December 31, 2012
Basic	9,193,101	6,936,452
Effect of exercise of options and Warrants	598,392	641,109
Diluted	9,791,493	7,577,561